Asset Acquisition - Schedule of Principal Payments Due (Detail)	Sep. 30, 2015 USD ($)
Debt Instrument [Line Items]
2015	$ 310,509
2016	81,990
2017	88,642
2018	4,004,622
Secured Promissory Note [Member]
Debt Instrument [Line Items]
2015	8,851
2016	54,691
2017	58,007
2018	3,536,670
Unsecured Promissory Note [Member]
Debt Instrument [Line Items]
2015	301,658
2016	27,299
2017	30,635
2018	$ 467,952